Financial Risk Management and Fair Values of Financial Instruments - Summary of Investments Financial Assets At Amortized Cost (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value financial assets amortised cost [line items]
Financial assets at amortized cost Bank deposits	$ 237,420	$ 268,271
Twelve months [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets at amortized cost Bank deposits	$ 237,420	$ 268,271